BASIS OF PREPARATION (Tables)	12 Months Ended
Dec. 31, 2023
BASIS OF PREPARATION
The exchange rates used for the translation of currencies

	2023	2022	2021
Average rates
Sterling	1.24	1.23	1.38
Euro	1.08	1.05	1.18
Swiss Franc	1.11	1.05	1.09
Year end rates
Sterling	1.27	1.21	1.35
Euro	1.10	1.07	1.13
Swiss Franc	1.19	1.08	1.10